Assets and Liabilities - Prepayments, Deposits, and Other Receivables - Additional Information (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Prepayments expense recognition description	When the period for full expense recognition is longer than one year from the balance sheet date, the portion to be expensed subsequent to one year is classified as non-current.
Advance payments description	When the contract term is longer than one year from the balance sheet date, the deposit is classified as non-current.
Prepayments to vendors	kr 12,872	kr 38,281
Trade receivables	29,300
Overdue receivables	0
CROs | Clinical Trial Costs
Disclosure Of Property Plant And Equipment [Line Items]
Prepayments to vendors	kr 2,400	kr 5,200